UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Snyder Capital Management, L.P.

Address:   One Market Plaza, Steuart Tower, Suite 1200
           San Francisco, CA  94105


Form 13F File Number: 28-6636


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Sonja Commer
Title:  Chief Compliance Officer
Phone:  415-392-3900

Signature,  Place,  and  Date  of  Signing:

/s/ Sonja Commer                   San Francisco,CA                   8/10/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              72

Form 13F Information Table Value Total:  $    1,689,065
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ----- ------- ------
Adobe Systems                  COM            00724F101     1578    48738 SH       DEFINED                 0   48738      0
Alpha Natural Resources Inc.   COM            02076X102     4066   466784 SH       DEFINED             14635  411404  40745
American Reprographics Co.     COM            029263100     8408  1671572 SH       DEFINED              6500 1470842 194230
Ametek Inc.                    COM            031100100     7244   145132 SH       DEFINED             14948  130184      0
Amphenol Corp. Cl A            COM            032095101    21294   387733 SH       DEFINED             27634  360099      0
Anheuser Busch Inbev Spn ADR   COM            03524A108     2739    34382 SH       DEFINED                 0   34382      0
Ann Inc.                       COM            035623107    37789  1482518 SH       DEFINED             27728 1296900 157890
Ascena Retail Group Inc.       COM            04351G101    46414  2492687 SH       DEFINED              9450 2166387 316850
Atlas Air Worldwide Holdings,  COM            049164205    46503  1068784 SH       DEFINED             23100  945109 100575
Brookfield Asset Management -  COM            112585104     1383    41771 SH       DEFINED              4376   37395      0
CR Bard Inc.                   COM            067383109     6488    60385 SH       DEFINED              6258   54127      0
Cabot Corp.                    COM            127055101    40269   989414 SH       DEFINED             16081  859018 114315
Cabot Microelectronics         COM            12709P103    27664   947084 SH       DEFINED             15525  837402  94157
CapLease, Inc.                 COM            140288101     8567  2064347 SH       DEFINED              8100 1811592 244655
Clean Harbors Inc.             COM            184496107    88871  1575167 SH       DEFINED             33789 1397453 143925
Cognex Corp                    COM            192422103    18304   578322 SH       DEFINED              2235  500682  75405
Copart Inc.                    COM            217204106    58760  2480352 SH       DEFINED             40294 2175048 265010
Covanta Holding Corp           COM            22282E102    49837  2905968 SH       DEFINED             62087 2539451 304430
Curtiss-Wright Corp            COM            231561101    37170  1197095 SH       DEFINED             24149 1113066  59880
DSW Inc - Class A              COM            23334L102    12148   223315 SH       DEFINED               970  192890  29455
Devon Energy Corp.             COM            25179M103     1252    21595 SH       DEFINED                 0   21595      0
Drew Industries                COM            26168L205    11253   404055 SH       DEFINED              1575  352275  50205
Dun & Bradstreet               COM            26483E100     6653    93486 SH       DEFINED              9599   83887      0
Entegris Inc.                  COM            29362U104    35037  4102640 SH       DEFINED             52270 3573075 477295
Esterline Technologies Corp    COM            297425100    39022   625855 SH       DEFINED              2370  584360  39125
FTI Consulting                 COM            302941109    27138   943926 SH       DEFINED             14424  826587 102915
Graco Inc.                     COM            384109104    40044   869020 SH       DEFINED             14789  754225 100006
Haemonetics Corp.              COM            405024100    43737   590157 SH       DEFINED             11072  521505  57580
Heico Corp - Class A           COM            422806208    40571  1257611 SH       DEFINED             11018 1097134 149459
Henry Schein, Inc.             COM            806407102    11358   144708 SH       DEFINED             11091  133617      0
IDEX Corp.                     COM            45167R104    51899  1331431 SH       DEFINED             24711 1167355 139365
Ingredion Inc.                 COM            457187102    60353  1218764 SH       DEFINED             19365 1070714 128685
Innophos Holdings, Inc.        COM            45774N108    12028   213030 SH       DEFINED               830  184310  27890
Intrepid Potash Inc.           COM            46121Y102    25699  1129134 SH       DEFINED              4260  982174 142700
Iron Mountain Inc.             COM            462846106    16279   493888 SH       DEFINED             33474  460414      0
Kaman Corp                     COM            483548103    20700   669023 SH       DEFINED              2800  621223  45000
Kar Auction Services Inc.      COM            48238T109    44690  2599764 SH       DEFINED              9760 2262539 327465
Kaydon Corp                    COM            486587108     6001   280531 SH       DEFINED              1150  241946  37435
Kennametal Inc.                COM            489170100    33599  1013548 SH       DEFINED             23208  880117 110223
Laboratory Corporation of Amer COM            50540R409     6829    73744 SH       DEFINED              6170   67574      0
Linear Technology Corp.        COM            535678106    10334   329830 SH       DEFINED             21239  308591      0
Lowe's Cos Inc.                COM            548661107     1639    57620 SH       DEFINED                 0   57620      0
Markel Corp.                   COM            570535104    13007    29448 SH       DEFINED              2114   27334      0
MasterCard, Inc. CL-A          COM            57636Q104     2609     6067 SH       DEFINED                 0    6067      0
Mid-America Apartment Communit COM            59522J103    12966   190008 SH       DEFINED               745  164883  24380
Nabors Industries Ltd          COM            G6359F103     3435   238555 SH       DEFINED             20381  218174      0
O'Reilly Automotive Inc.       COM            67103H107    13990   167006 SH       DEFINED             13595  153411      0
Orthofix International NV      COM            N6748L102    32054   777060 SH       DEFINED              2915  680600  93545
Pall Corporation               COM            696429307    13624   248575 SH       DEFINED             17814  230761      0
Power Integrations Inc.        COM            739276103    32548   872611 SH       DEFINED              3250  760068 109293
Precision Castparts Corp       COM            740189105     7717    46912 SH       DEFINED              3109   43803      0
RBC Bearings Inc.              COM            75524B104    42020   888380 SH       DEFINED              3325  772570 112485
RLI Corp.                      COM            749607107     9924   145507 SH       DEFINED               560  126077  18870
Ritchie Brothers Auctioneers   COM            767744105    13264   624204 SH       DEFINED              2570  539839  81795
Rockwell Collins Inc.          COM            774341101     8084   163800 SH       DEFINED             12489  151311      0
SandRidge Energy Inc.          COM            80007P307    11328  1693257 SH       DEFINED             37960 1496556 158741
Semtech Corp.                  COM            816850101    32987  1356367 SH       DEFINED              5125 1181277 169965
Simpson Manufacturing          COM            829073105    60014  2033676 SH       DEFINED             37484 1798957 197235
Solera Holdings Inc.           COM            83421A104    10791   258212 SH       DEFINED             16435  241777      0
TD Ameritrade Holding Corp.    COM            87236Y108     7434   437315 SH       DEFINED             26080  411235      0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ----- ------- ------
Techne Corp                    COM            878377100     8820   118870 SH       DEFINED              8489  110381      0
Teledyne Inc.                  COM            879360105    28653   464772 SH       DEFINED              1900  431497  31375
Teva Pharmaceutical Industries COM            881624209     1320    33480 SH       DEFINED                 0   33480      0
Thor Industries, Inc.          COM            885160101    21812   795759 SH       DEFINED              3320  683714 108725
Tiffany & Co.                  COM            886547108    11005   207845 SH       DEFINED             13170  194675      0
Titan International Inc.       COM            88830M102    14409   587385 SH       DEFINED              2440  502785  82160
UGI Corp.                      COM            902681105    46844  1591701 SH       DEFINED             30064 1390072 171565
United Stationers, Inc.        COM            913004107    30589  1135013 SH       DEFINED             24028  984493 126492
Visa Inc-Class A Shares        COM            92826C839     2702    21853 SH       DEFINED                 0   21853      0
Warnaco Group                  COM            934390402    28399   666961 SH       DEFINED              2600  576602  87759
Waste Connections Inc.         COM            941053100    62628  2093178 SH       DEFINED             35640 1846049 211489
Woodward Inc.                  COM            980745103    32477   823449 SH       DEFINED              3230  711619 108600